Investments (excluding Consolidated Investment Entities) - Net Investment Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012 Agreements to Sell Certain General Account Private Equity Limited Partnership Interest Holdings	Dec. 31, 2013 Fixed maturities	Dec. 31, 2012 Fixed maturities	Dec. 31, 2011 Fixed maturities	Dec. 31, 2013 Equity securities, available-for-sale	Dec. 31, 2012 Equity securities, available-for-sale	Dec. 31, 2011 Equity securities, available-for-sale	Dec. 31, 2013 Mortgage loans on real estate	Dec. 31, 2012 Mortgage loans on real estate	Dec. 31, 2011 Mortgage loans on real estate	Dec. 31, 2013 Policy loans	Dec. 31, 2012 Policy loans	Dec. 31, 2011 Policy loans	Dec. 31, 2013 Short-term investments and cash equivalents	Dec. 31, 2012 Short-term investments and cash equivalents	Dec. 31, 2011 Short-term investments and cash equivalents	Dec. 31, 2013 Other		Dec. 31, 2012 Other		Dec. 31, 2011 Other
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Payments for (Proceeds from) Limited Partnership	$ 143.8
Gain (loss) on sale of investments				(91.9)
Gross investment income	4,693.5	4,705.3	4,980.9		3,952.5	4,184.0	4,402.1	10.0	17.7	27.3	483.9	500.0	500.0	118.3	121.5	125.6	3.5	5.4	6.7	125.3	[1]	(123.3)	[2]	(80.8)
Less: Investment expenses	4.5	7.4	12.1
Net investment income	4,689.0	4,697.9	4,968.8
Investments in fixed maturities not producing income					$ 0	$ 0.3

[1]	Includes $143.8 in conjunction with a bankruptcy settlement for a prime broker who held assets on behalf of a limited partnership previously written down to realizable value
[2]	Includes a pre-tax loss of $91.9 in conjunction with a sale of certain private equity limited partnership investments. See Note 19. Consolidated Investment Entities-Private Equity Funds and Single Strategy Hedge Funds (Limited Partnership) to these Consolidated Financial Statements for more information.